Taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Taxes
China income tax rate	25.00%	25.00%	25.00%
Change in valuation allowance	1.20%	0.00%	1.30%
Income tax exemption status granted	(21.50%)	(9.30%)	0.00%
Others	0.00%	0.20%	0.00%
Effective tax rate	4.70%	15.90%	26.30%